NOTE RECEIVABLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
NOTE RECEIVABLES
Schedule of Note receivables
	March 31, 2021	December 31, 2020
Note receivables	$4,516,275	3,097,981
	4,516,275	3,097,981

	December 31, 2020	December 31, 2019
Note receivables	3,097,981	-